Cash Management Class Prospectus Supplement
October 7, 2008

Morgan Stanley Institutional Liquidity Funds

Supplement dated
October 7, 2008 to
the Cash Management
Class Prospectus dated
February 29, 2008 of:

Cash Management Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio
The Fund has applied to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (“Guarantee Program”). Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. Moreover, coverage cannot be reinstated if an eligible shareholder fully liquidates the account (other than a sweep account) after September 19 and then reopens it. The Fund will bear the expenses of participating in the Guarantee Program. The Guarantee Program remains in effect until December 18, 2008 unless extended by the U.S. Treasury Department. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFCMCSPT1

Institutional Class Prospectus Supplement
October 7, 2008

Morgan Stanley Institutional Liquidity Funds

Supplement dated
October 7, 2008 to
the Institutional Class
Prospectus dated
February 29, 2008 of:

Institutional Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio
The Fund has applied to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (“Guarantee Program”). Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. Moreover, coverage cannot be reinstated if an eligible shareholder fully liquidates the account (other than a sweep account) after September 19 and then reopens it. The Fund will bear the expenses of participating in the Guarantee Program. The Guarantee Program remains in effect until December 18, 2008 unless extended by the U.S. Treasury Department. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFICSPT1

Investor Class Prospectus Supplement
October 7, 2008

Morgan Stanley Institutional Liquidity Funds

Supplement dated
October 7, 2008 to
the Investor Class
Prospectus dated
February 29, 2008 of:

Investor Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio
The Fund has applied to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (“Guarantee Program”). Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. Moreover, coverage cannot be reinstated if an eligible shareholder fully liquidates the account (other than a sweep account) after September 19 and then reopens it. The Fund will bear the expenses of participating in the Guarantee Program. The Guarantee Program remains in effect until December 18, 2008 unless extended by the U.S. Treasury Department. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFINVRSPT1

Participant Class Prospectus Supplement
October 7, 2008

Morgan Stanley Institutional Liquidity Funds

Supplement dated
October 7, 2008 to
the Participant Class
Prospectus dated
February 29, 2008 of:

Participant Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio
The Fund has applied to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (“Guarantee Program”). Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. Moreover, coverage cannot be reinstated if an eligible shareholder fully liquidates the account (other than a sweep account) after September 19 and then reopens it. The Fund will bear the expenses of participating in the Guarantee Program. The Guarantee Program remains in effect until December 18, 2008 unless extended by the U.S. Treasury Department. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFPCSPT1

Service Class Prospectus Supplement
October 7, 2008

Morgan Stanley Institutional Liquidity Funds

Supplement dated
October 7, 2008 to
the Service Class
Prospectus dated
February 29, 2008 of:

Service Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio
The Fund has applied to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (“Guarantee Program”). Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. Moreover, coverage cannot be reinstated if an eligible shareholder fully liquidates the account (other than a sweep account) after September 19 and then reopens it. The Fund will bear the expenses of participating in the Guarantee Program. The Guarantee Program remains in effect until December 18, 2008 unless extended by the U.S. Treasury Department. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFSCSSPT1

Administrative Class Prospectus Supplement
October 7, 2008

Morgan Stanley Institutional Liquidity Funds

Supplement dated
October 7, 2008 to
the Administrative Class
Prospectus dated
February 29, 2008 of:

Administrative Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio
The Fund has applied to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (“Guarantee Program”). Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. Moreover, coverage cannot be reinstated if an eligible shareholder fully liquidates the account (other than a sweep account) after September 19 and then reopens it. The Fund will bear the expenses of participating in the Guarantee Program. The Guarantee Program remains in effect until December 18, 2008 unless extended by the U.S. Treasury Department. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFADMSPT1

Advisory Class Prospectus Supplement
October 7, 2008

Morgan Stanley Institutional Liquidity Funds

Supplement dated
October 7, 2008 to
the Advisory Class
Prospectus dated
February 29, 2008 of:

Advisory Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio
The Fund has applied to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (“Guarantee Program”). Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. Moreover, coverage cannot be reinstated if an eligible shareholder fully liquidates the account (other than a sweep account) after September 19 and then reopens it. The Fund will bear the expenses of participating in the Guarantee Program. The Guarantee Program remains in effect until December 18, 2008 unless extended by the U.S. Treasury Department. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFADVSPT1